Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 380.8	$ 619.3	$ 688.8
After Tax	300.8	489.2	544.2
Employee Stock
Incentive Compensation Plans Expense [Line Items]
Pretax	122.7	100.7	89.4
After Tax	$ 106.7	$ 86.6	$ 77.3